Shareholder Report, Holdings (Details)	Dec. 31, 2025
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A | Federal Farm Credit Bank Discount Note, 0.00%, due 01/02/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A | Federal Home Loan Bank Discount Note, 0.00%, due 01/02/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A | Federal Farm Credit Bank Discount Note, 0.00%, due 01/05/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A | Federal Home Loan Bank Discount Note, 0.00%, due 01/02/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A | Federal Home Loan Bank Discount Note, 0.00%, due 01/08/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A | A-1+ [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class B | Federal Farm Credit Bank Discount Note, 0.00%, due 01/02/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class B | Federal Home Loan Bank Discount Note, 0.00%, due 01/02/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class B | Federal Farm Credit Bank Discount Note, 0.00%, due 01/05/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class B | Federal Home Loan Bank Discount Note, 0.00%, due 01/02/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class B | Federal Home Loan Bank Discount Note, 0.00%, due 01/08/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class B | A-1+ [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%